Income Taxes - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Effective income tax rate	(0.25%)
Valuation allowance	$ 28,981
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,942
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 272